Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In August 2022, the SEC adopted final rules to implement Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The following information about the relationship between executive compensation actually paid and certain financial performance of QNB is provided pursuant to Item 402(v) of SEC Regulation S-K.

Year	Summary compensation table total for Principal Executive Officer ("PEO") (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers ("NEOs") (3)	Average compensation actually paid to NEOs (4)	Value of initial fixed $100 investment based on total shareholder return ("TSR") (5)	Net income (in thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$691,755	$691,755	$333,668	$322,051	$94.57	$9,483
2022	663,752	645,543	299,484	285,827	91.01	15,921
2021	677,465	667,073	313,568	305,774	116.69	16,492

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Freeman (Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported summary compensation table total for PEO	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid to PEO
2023	$691,755	$—	$—	$691,755
2022	663,752	18,209	—	645,543
2021	677,465	10,392	—	667,073

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. There were no equity awards in 2023, 2022 and 2021.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s NEOs as a group (excluding Mr. Freeman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Freeman) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023 include Mr. Lehocky, Mr. Orzehoski, Mr. Cattie and Ms. Covelens; for 2022 include Mr. Orzehoski, Mr. Cattie, Ms. Westwood and the combination of the former Principal Financial Officer Ms. McCracken and her replacement Mr. Lehocky; and for 2021 include Mr. Orzehoski, Mr. Cattie, Ms. Westwood and Ms. McCracken.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Freeman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Freeman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Freeman) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average reported summary compensation table total for NEOs	Average reported value of equity awards (a)	Average equity award adjustments (b)	Average compensation actually paid to NEOs
2023	$333,668	$11,617	$—	$322,051
2022	299,484	13,657	—	285,827
2021	313,568	7,794	—	305,774

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period and the difference between QNB’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Freeman (Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

PEO Total Compensation Amount	$ 691,755	$ 663,752	$ 677,465
PEO Actually Paid Compensation Amount	$ 691,755	645,543	667,073
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported summary compensation table total for PEO	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid to PEO
2023	$691,755	$—	$—	$691,755
2022	663,752	18,209	—	645,543
2021	677,465	10,392	—	667,073

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. There were no equity awards in 2023, 2022 and 2021.

Non-PEO NEO Average Total Compensation Amount	$ 333,668	299,484	313,568
Non-PEO NEO Average Compensation Actually Paid Amount	$ 322,051	285,827	305,774
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Freeman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Freeman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Freeman) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average reported summary compensation table total for NEOs	Average reported value of equity awards (a)	Average equity award adjustments (b)	Average compensation actually paid to NEOs
2023	$333,668	$11,617	$—	$322,051
2022	299,484	13,657	—	285,827
2021	313,568	7,794	—	305,774

Equity Valuation Assumption Difference, Footnote
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period and the difference between QNB’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return

The graph below illustrates the trend in “compensation actually paid” over the last three years to our TSR performance. This illustrates that from 2021 to 2023; our compensation moved in alignment with our TSR performance, decreasing in 2022 and increasing in 2023.

Compensation Actually Paid vs. Net Income

The graphs below illustrate the trend in “compensation actually paid” over the last three years relative to our GAAP Net Income. This illustrates that from 2021 to 2023; our compensation moved in alignment with our GAAP Net Income decreasing in 2022; but in 2023, GAAP Net Income decreased and as our compensation increased.

Tabular List, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the most important financial measures used by the Compensation Committee to link executive compensation to performance for the 2023 performance year:

•
Return on Average Equity
•
Earnings Per Share Growth
•
Return on Average Equity versus Peer Group

Total Shareholder Return Amount	$ 94.57	91.01	116.69
Net Income (Loss)	$ 9,483,000	$ 15,921,000	$ 16,492,000
PEO Name	Mr. Freeman	Mr. Freeman	Mr. Freeman
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Equity
Non-GAAP Measure Description	(6) The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity versus Peer Group
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 18,209	$ 10,392
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,617	$ 13,657	$ 7,794